Delaware Wilshire Private Markets Fund
Schedule of Investments
June 30, 2021 (Unaudited)

Master Fund — 96.9%
Name	Shares	Fair Value
Delaware Wilshire Private Markets Master Fund, Class Institutional	1,812,278	$20,388,125

Total Master Fund
(Cost — $18,200,430)		20,388,125

Short Term Investment — 2.7%
Name	Shares	Fair Value
First American Government Obligations Fund, Class X 0.030%**	576,491	576,491

Total Short Term Investment
(Cost — $576,491)		576,491

Total Investments — 99.6%
(Cost — $18,776,921)		$20,964,616

Other Assets and Liabilities, Net — 0.4%		80,137

Net Assets — 100.0%		$21,044,753

**	The rate reported is the 7-day effective yield as of June 30, 2021.

The following is a summary of the inputs used as of June 30, 2021 when valuing the Fund’s investments:

Investments in Securities	Level 1	Level 2	Level 3	Investments Valued at NAV	Total
Master Fund	$—	$—	$—	$20,388,125	$20,388,125
Short Term Investment	576,491	—	—	—	576,491
Total Investments in Securities	$576,491	$—	$—	$20,388,125	$20,964,616

For the period ended June 30, 2021, there were no transfers in or out of Level 3.
For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual or annual financial statements.
DWP-QH-001-0100

Delaware Wilshire Private Markets Master Fund
Schedule of Investments
June 30, 2021 (Unaudited)

Primary Private Fund Investments — 57.5%
Name	Initial Acquisition Date	Geographic Region	Industry	Commitment	Unfunded Portion of Commitment	Shares	Fair Value
Buhuovc LP	3/8/2021	Asia-Pacific	Venture Capital	$6,500,000	$1,694,624	(A)	$6,659,444
H.I.G. Bayside Loan Opportunity Feeder VI	12/8/2020	North America	Distressed Debt	4,000,000	3,856,677	(A)	172,844
Linden Structured Capital Fund LP	12/18/2020	North America	Buyout	6,500,000	2,438,321	(A)	4,612,943
Midocean Absolute Return Credit Fund LP	2/25/2021	North America	Corporate Credit	1,100,000	—	(A)	266,857

Total Primary Private Fund Investments
(Cost — $9,359,210)							11,712,088

Secondary Private Fund Investment — 30.3%
Name	Initial Acquisition Date	Geographic Region	Industry	Commitment	Unfunded Portion of Commitment	Shares	Fair Value
Basalt Infrastructure Partners II, L.P.	11/17/2020	UK, Europe and US	Infrastructure	6,000,000	363,983	(A)	6,173,883

Total Secondary Private Fund Investment
(Cost — $5,854,167)							6,173,883

Short Term Investment — 8.6%
Name					Geographic Region	Shares	Fair Value
First American Government Obligations Fund, Class X 0.030%**					North America	1,762,056	1,762,056

Total Short Term Investment
(Cost — $1,762,056)							1,762,056

Total Investments — 96.4%
(Cost — $16,975,433)							$19,648,027

Other Assets and Liabilities, Net — 3.6%							736,447

Net Assets — 100.0%							$20,384,474

**	The rate reported is the 7-day effective yield as of June 30, 2021.
(A)	Investment does not issue shares.

L.P. — Limited Partnership

The following is a summary of the inputs used as of June 30, 2021 when valuing the Fund’s investments:

Investments in Securities	Level 1	Level 2	Level 3	Investments Valued at NAV	Total
Primary Private Fund Investments	$—	$—	$—	$11,712,088	$11,712,088
Secondary Private Fund Investment	—	—	—	6,173,883	6,173,883
Short Term Investment	1,762,056	—	—	—	1,762,056
Total Investments in Securities	$1,762,056	$—	$—	$17,885,971	$19,648,027

For the period ended June 30, 2021, there were no transfers in and out of Level 3.
For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual or annual financial statements.

DWP-QH-001-0100